UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D/A

(Amendment No. 1)

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from	July 1, 2019 to July 31, 2019

Commission File Number of issuing entity:	333-206176-01; 333-181466; 333-229815-01

Central Index Key Number of issuing entity:	0001290098

Synchrony Credit Card Master Note Trust
(Exact Name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-206176, 333-181466-01; 333-229815

Central Index Key Number of depositor:	0001226006

RFS Holding, L.L.C.
(Exact Name of Registrant as Specified in its Charter)

Synchrony Bank
(Exact Name of Sponsor as Specified in its Charter)
Central Index Key Number of Sponsor: 0001602566

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

57-1173164 (RFS Holding, L.L.C.) 20-0268039 (Synchrony Credit Card Master Note Trust)
(I.R.S. Employer Identification No.)

c/o Synchrony Financial
777 Long Ridge Rd, Building S, 3rd Floor
Stamford, CT	06902
(Address of Principal Executive Office of the issuing entity)	(Zip Code)

(877) 441-5094
(Telephone Number, Including Area Code)

(Former Name or Former Address, if Changed Since Last Report)

Registered reporting pursuant to (check one)

	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Title of Class
Series 2012-7, Class A	☐	☐	☒	___________
Series 2012-7, Class B	☐	☐	☒	___________
Series 2015-1, Class A	☐	☐	☒	___________
Series 2015-1, Class B	☐	☐	☒	___________
Series 2015-4, Class A	☐	☐	☒	___________
Series 2015-4, Class B	☐	☐	☒	___________
Series 2016-2, Class A	☐	☐	☒	___________
Series 2016-2, Class B	☐	☐	☒	___________
Series 2016-2, Class C	☐	☐	☒	___________
Series 2016-3, Class A	☐	☐	☒	___________
Series 2016-3, Class B	☐	☐	☒	___________
Series 2017-1, Class A	☐	☐	☒	___________
Series 2017-1, Class B	☐	☐	☒	___________
Series 2017-1, Class C	☐	☐	☒	___________
Series 2017-2, Class A	☐	☐	☒	___________
Series 2017-2, Class B	☐	☐	☒	___________
Series 2017-2, Class C	☐	☐	☒	___________
Series 2018-1, Class A	☐	☐	☒	___________
Series 2018-1, Class B	☐	☐	☒	___________
Series 2018-1, Class C	☐	☐	☒	___________
Series 2018-2, Class A	☐	☐	☒	___________
Series 2018-2, Class B	☐	☐	☒	___________
Series 2018-2, Class C	☐	☐	☒	___________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such requirements for the past 90 days. Yes: ☒ No: ☐

EXPLANATORY NOTE

The purpose of this Amendment No. 1 to the Form 10-D for the monthly distribution period July 1, 2019 to July 31, 2019, as filed with the Securities and Exchange Commission on August 15, 2019 (the “Original Form 10-D”), is to amend Item 3 as set forth in Item 3 of Part II to this Form 10-D/A. No other changes have been made to the Original Form 10-D other than the changes described in the preceding sentence.  Other than as described under Item 3 of Part II below, this Amendment No. 1 does not reflect subsequent events occurring after the filing date of the Original Form 10-D.

PART I - Distribution Information.

This Form 10-D/A incorporates the information provided in Part I by reference to the Original Form 10-D.

PART II - Other Information

This Form 10-D/A incorporates the other information provided in Part II by reference to the Original Form 10-D.

Item 3.  Sales of Securities and Use of Proceeds.

Issuance and Unregistered Sale of Series 2019-VFN1 Notes. On July 16, 2019, Synchrony Credit Card Master Note Trust issued the Series 2019-VFN1 Class A Asset Backed Notes (the “2019-VFN1 Notes”) in reliance upon the exemption from registration under the Securities Act of 1933, as amended. The initial principal amount of the 2019-VFN1 Class Notes was $0, which amount may be increased from time to time, up to a maximum principal amount of $750,000,000. The 2019-VFN1 Notes were sold at par value for cash, with no applicable underwriting discounts or commissions. The 2019-VFN1 Notes have an expected maturity date of July 15, 2021, which may be extended from time to time. Interest to be paid on the 2019-VFN1 Notes will be a floating rate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

RFS Holding, L.L.C., as depositor

Dated: February 18, 2020	By:	/s/ Andrew Lee
	Name:	Andrew Lee
	Title:	Vice President